Average Annual Total Returns - First Trust Value Line Dividend Index Fund	First Trust Value Line Dividend Index Fund 1 Year	First Trust Value Line Dividend Index Fund 5 Years	First Trust Value Line Dividend Index Fund 10 Years	First Trust Value Line Dividend Index Fund Since Inception	First Trust Value Line Dividend Index Fund Inception Date	First Trust Value Line Dividend Index Fund After tax on distributions 1 Year	First Trust Value Line Dividend Index Fund After tax on distributions 5 Years	First Trust Value Line Dividend Index Fund After tax on distributions 10 Years	First Trust Value Line Dividend Index Fund After tax on distributions Since Inception	First Trust Value Line Dividend Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust Value Line Dividend Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust Value Line Dividend Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust Value Line Dividend Index Fund After tax on distributions and sale of fund shares Since Inception	Value Line® Dividend Index (reflects no deduction for fees, expenses or taxes) 1 Year		Value Line® Dividend Index (reflects no deduction for fees, expenses or taxes) 5 Years		Value Line® Dividend Index (reflects no deduction for fees, expenses or taxes) 10 Years		Value Line® Dividend Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones U.S. Select Dividend Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year		Dow Jones U.S. Select Dividend Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years		Dow Jones U.S. Select Dividend Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years		Dow Jones U.S. Select Dividend Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(0.04%)	10.51%	11.50%	9.55%	Aug. 19, 2003	(1.06%)	9.47%	10.40%	8.09%	(0.08%)	7.81%	8.91%	7.25%	0.99%	[1],[2]	11.43%	[1],[2]	12.41%	[1],[2]	[1],[2]	18.40%	15.22%	13.88%	10.12%	(4.56%)	[2]	9.25%	[2]	11.00%	[2]	[2]

[1]	On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line® Dividend Fund (the “Predecessor FVD Fund,” a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at Net Asset Value (“NAV”) include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through period end (12/31/20) were 201.17% and 202.69% at NAV and Market Value, respectively. That compares to an Index return of 236.93% for the same period. The average annual total returns for the period from the reorganization date (12/15/06) through period end (12/31/20) were 8.17% and 8.21% at NAV and Market Value, respectively. That compares to an Index return of 9.68% for the same period.NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to December 15, 2006, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE American) closing market price of the Predecessor FVD Fund.
[2]	Performance data is not available for all the periods shown in the table because performance data does not exist for the periods shown.